Annual Total Returns - Fidelity U.S. Low Volatility Equity Fund [BarChart] - 04.30 Fidelity U.S. Low Volatility Equity Fund PRO-04 - Fidelity U.S. Low Volatility Equity Fund	Jun. 29, 2022
Bar Chart Table:
Annual Return, Inception Date	Nov. 05, 2019
Fidelity U.S. Low Volatility Equity Fund
Bar Chart Table:
Annual Return 2020	3.83%
Annual Return 2021	17.73%